Other disclosures - Risk Management and Principal Risks - Management adjustments to models for impairment charges (audited) (Details) - Credit risk [member] £ in Millions	Dec. 31, 2020 GBP (£)
Loans and advances [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ 5,835
Loans and advances [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	4,899
Loans and advances [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	1,386
Loans and advances [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(450)
Home loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	434
Home loans [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	380
Home loans [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	21
Home loans [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	33
Credit cards, unsecured loans and other retail lending [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	3,069
Credit cards, unsecured loans and other retail lending [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,109
Credit cards, unsecured loans and other retail lending [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	986
Credit cards, unsecured loans and other retail lending [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	(26)
Wholesale loans [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,332
Wholesale loans [member] | Modelled impairment allowance [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	2,410
Wholesale loans [member] | Economic uncertainty adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	379
Wholesale loans [member] | Other adjustments [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impairment allowance	£ (457)